Contract liabilities	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Contract liabilities
17. Contract liabilities
Contract liabilities consists of the following:

	As at
	March 31, 2023	March 31, 2022
Current:
Payments in advance of services	$9,820	$8,344
Advance billings	5,552	5,081
Others	333	298

Total	$15,705	$13,723

Non-current:
Payments in advance of services	$8,714	$12,072
Advance billings	1,008	1,226
Others	26	16

Total	$9,748	$13,314